S-K 1604(a)(3) De-SPAC Forepart, Compensation	Sep. 05, 2025 USD ($) $ / shares shares
Sponsor [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 62,667
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 11.5
Presidio Class A Common Stock [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	400,000
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 4,148,000
Presidio Class A Common Stock [Member] | Sponsor [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	7,664,763
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 79,483,592
Presidio Class A Common Stock [Member] | Jerome C. Silvey [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	40,000
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 414,800
Earn-Out Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	1,904,891
Class B Shares Excludes Under Class B Contribution [Member] | Sponsor [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	1,085,237
Presidio Private Placement Warrants [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	133,333
EQV Private Placement Warrants [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	133,333